Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	FAIR VALUE MEASUREMENTS AS OF SEPTEMBER 30, 2020
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Money market funds	$51,555	$—	$—	$51,555

	$51,555	$—	$—	$51,555

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2019
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Money market funds	$38,430	$—	$—	$38,430

	$38,430	$—	$—	$38,430

Liabilities:
Series B tranche rights	$—	$—	$1,876	$1,876

	$—	$—	$1,876	$1,876

3. Fair Value Measurements
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2018
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Money market funds	$19,881	$—	$—	$19,881

	$19,881	$—	$—	$19,881

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2019
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Money market funds	$38,430	$—	$—	$38,430

	$38,430	$—	$—	$38,430

Liabilities:
Series B tranche rights	$—	$—	$1,876	$1,876

	$—	$—	$1,876	$1,876

Information regarding the valuation method and significant assumptions used in valuing the Series B tranche rights is included in Note 6.